Notes Related to the Consolidated Statement of Income (Loss) - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Employee	Dec. 31, 2018 EUR (€) Employee	Dec. 31, 2017 EUR (€) Employee	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of detailed information of operating income loss [line items]
Upfront payment | $					$ 1
Increase in G&A Services, subcontracting and fees	€ 2,555,000	€ 2,542,000
Increase in G&A personnel expenses		2,237,000
Foreign exchange gain (loss)	1,816,000	3,993,000	€ (3,026,000)
Gain on investments currency transactions	€ 1,124,000	€ 1,254,000	€ 0
Tax rate	28.00%	28.00%	34.43%
Estimated applicable Tax	25.00%
France [member]
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards	€ 217,100,000
United States [member]
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards	20,400,000			$ 23
Expiring in 2035 [member]
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards	300,000
Expiring in 2036 [member]
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards	3,100,000
Expiring in 2037 [member]
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards	4,100,000
No Expiration Date [Member]
Disclosure of detailed information of operating income loss [line items]
Accumulated tax loss carry forwards	12,900,000
Loan [member]
Disclosure of detailed information of operating income loss [line items]
Foreign exchange gain (loss)	€ 1,035,000	€ 0
Research And Development Expenses | Parent [member]
Disclosure of detailed information of operating income loss [line items]
Weighted average full time employees | Employee	156	99	71
General and Administrative Expenses [member]
Disclosure of detailed information of operating income loss [line items]
Weighted average full time employees | Employee	41	39	25
Orphan Europe [member] | Other Income [member]
Disclosure of detailed information of operating income loss [line items]
Amount of the clinical trial financed by a third party	€ 600,000